Inventories - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [line items]
Inventories	$ 0	$ 0	$ 1,600
Grain And Seeds [Member] | Calyxt Inc [Member]
Disclosure of inventories [line items]
Inventories			1,400
Laboratory Equipment [member] | Cellectis Inc [Member]
Disclosure of inventories [line items]
Inventories			$ 200